Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of Property, Plant, and Equipment
Estimated useful lives for property and equipment are as follows:

Estimated Useful Life
Computer equipment	5 years
Furniture and fixtures	5 years
Lab equipment	5 years
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2022	2023
Office equipment	$46	$64
Leasehold improvements	—	$12
Lab equipment	5	5
Property and equipment, gross	51	81
Less: accumulated depreciation	(12)	(27)
Property and equipment, net	$39	$54